EARNINGS PER SHARE - Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit (loss), attributable to ordinary equity holders of parent entity
Net income from continuing operations attributable to Fortuna shareholders	$ 269,714	$ 84,493
Add: finance costs on convertible debt, net of tax	14,847
Diluted net income from continuing operations for the period	284,561	84,493
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Net income attributable to Fortuna shareholders	287,469	128,735
Add: finance costs on convertible debt, net of tax	14,847
Diluted net income for the period	$ 302,316	$ 128,735
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted average number of shares (in shares)	306,862	308,885
Incremental shares from dilutive potential shares (in shares)	28,034	1,862
Weighted average diluted number of shares (in shares)	334,896	310,747
Diluted earnings per share
Earnings per share from continuing operations - diluted (in dollars per share)	$ 0.85	$ 0.27
Earnings per share - diluted (in dollars per share)	$ 0.9	$ 0.41